Lease Arrangements - Summary of Other Related Lease Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about property, plant and equipment [abstract]
Expenses relating to short-term leases	$ 431,613	$ 14,045	$ 814,235
Expenses relating to low-value assets leases	3,242	105	5,080
Expenses relating to variable lease payments not included in the measurement of lease liabilities	126,584	4,119	61,141
Total cash outflow for leases	$ 2,494,384	$ 81,171	$ 2,909,157